Other Receivables, Deposits and Other Assets	12 Months Ended
Aug. 31, 2022
Short-Term Investments [Abstract]
OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS
6.	OTHER RECEIVABLES, DEPOSITS AND OTHER ASSETS

Other receivables, deposits and other assets consisted of the following:

	As of August 31,
	2021	2022
	RMB	RMB
Other receivables from third parties	9,026	7,334
Advances to employees	5,089	4,396
Deposits	11,656	11,949
Interest receivable	2,262	-
Prepaid tax and deductible value-added tax-in	7,733	10,035
Rental prepayment (a)	3,085	28,003
Prepayment for suppliers	34,979	45,661
Others	8,086	7,061
	81,916	114,439
Less: allowance for other receivables	(797)	(1,677)
	81,119	112,762

(a)	Rental prepayment represents the prepayment of rent related to leases less than 12 months.